Segment Reporting (Details) - Schedule of major distributors revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting (Details) - Schedule of major distributors revenue [Line Items]
Total revenue	$ 59,001,641	$ 8,812,979	$ 10,308,309
Customer A [Member]
Segment Reporting (Details) - Schedule of major distributors revenue [Line Items]
Total revenue	41,767,780
Customer B [Member]
Segment Reporting (Details) - Schedule of major distributors revenue [Line Items]
Total revenue	$ 9,439,831